UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund:  BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2017

Date of reporting period: 02/28/2017

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 0.1%
Western Group Housing LP, 6.75%, 3/15/57 (a)	$2,500	$3,129,425
Education — 0.3%
Massachusetts Institute of Technology, 3.89%, 7/01/16	2,247	1,975,432
University of Southern California, 3.03%, 10/01/39	13,500	12,215,165
Wesleyan University, 4.78%, 7/01/16	3,275	3,164,308

		17,354,905
Health Care Providers & Services — 0.5%
AHS Hospital Corp., 5.02%, 7/01/45	8,900	9,603,572
Premier Health Partners, Series G, 2.91%, 11/15/26	8,635	7,991,243
RWJ Barnabas Health, Inc., 3.95%, 7/01/46	5,447	5,133,046

		22,727,861
Total Corporate Bonds — 0.9%		43,212,191

Municipal Bonds
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 6/01/35	1,200	1,233,696
5.75%, 6/01/45	2,145	2,183,288
6.00%, 6/01/50	2,700	2,773,008
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,620,550
6.50%, 10/01/53	15,110	17,668,576
State of Alabama Docks Department, Refunding RB, Series D (AGM), 4.72%, 10/01/40 (b)	5,555	5,642,547

		33,121,665
Alaska — 0.5%
City of Valdez Alaska, Refunding RB, BP Pipelines Project, Series B, 5.00%, 1/01/21	5,000	5,540,150

Municipal Bonds	Par (000)	Value
Alaska (continued)
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	$3,040	$3,054,531
5.00%, 6/01/46	4,500	4,211,955
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	5,639,200
5.00%, 10/01/34	5,000	5,544,400

		23,990,236
Arizona — 2.6%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB:
5.00%, 7/01/26	5,000	6,154,950
5.00%, 7/01/29	5,000	5,966,600
5.00%, 7/01/32	5,000	5,746,700
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,491,200
Banner Health, Series B, 1.48%, 1/01/37 (c)	5,000	4,223,550
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	5,800	6,107,110
Arizona State University, RB, Green Bonds, Series B, 5.00%, 7/01/42	5,000	5,678,350
Arizona Transportation Board, Refunding RB:
5.00%, 7/01/24	5,000	5,987,350
5.00%, 7/01/25	5,000	6,034,100
City of Phoenix Arizona, GO, Refunding, 5.00%, 7/01/26	5,000	6,107,800
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Project, Series A (a):
6.50%, 7/01/34	965	1,078,706
6.75%, 7/01/44	1,690	1,905,898

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, Refunding RB (a):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	$2,795	$2,809,953
Basis Schools, Inc. Projects, 5.00%, 7/01/45	6,155	6,099,297
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	1,775	1,784,496
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46	1,950	1,929,135
Legacy Traditional School Projects, 5.00%, 7/01/35	2,205	2,224,316
Legacy Traditional School Projects, 5.00%, 7/01/45	1,495	1,488,168
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A (a):
5.00%, 7/01/36	7,315	7,363,352
5.00%, 7/01/41	10,075	10,081,750
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 7/01/30	5,000	5,665,450
5.00%, 7/01/32	5,000	5,614,200
5.00%, 7/01/34	5,000	5,559,300
University of Arizona, RB, Series D, 5.00%, 6/01/46	5,000	5,668,850

		116,770,581
California — 15.1%
Acalanes Union High School District, GO, Series B, 0.00%, 8/01/21 (d)(e)	10,000	1,554,500
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,024,550
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	9,330	13,449,941
Beverly Hills Unified School District California, Refunding, GO,CAB, 0.00%, 8/01/34 (e)	5,295	2,684,883
California County Tobacco Securitization Agency, RB, Asset-Backed, Series A:
Alameda County Securitization Corp., 6.00%, 6/01/42	885	888,567

Municipal Bonds	Par (000)	Value
California (continued)
California County Tobacco Securitization Agency, RB, Asset-Backed, Series A (continued):
Los Angeles County Securitization Corp., 5.25%, 6/01/21	$3,360	$3,398,438
California Educational Facilities Authority, Refunding RB, Loma Linda University, Series A (b):
5.00%, 4/01/26	1,000	1,166,500
5.00%, 4/01/30	1,000	1,140,390
California Health Facilities Financing Authority, Refunding RB, Children’s Hospital Los Angeles, 4.50%, 7/01/23	8,215	8,680,298
California Municipal Finance Authority, RB:
Caritas Affordable Housing Inc., 5.88%, 8/15/49	1,000	1,088,430
Sycamore Academy Project, 5.38%, 7/01/34 (a)	1,000	1,010,190
Sycamore Academy Project, 5.63%, 7/01/44 (a)	2,760	2,787,020
Urban Discovery Academy Project, 6.00%, 8/01/44 (a)	330	335,310
Urban Discovery Academy Project, 6.13%, 8/01/49 (a)	285	290,854
Vista Charter Middle School, 6.00%, 7/01/44	1,960	2,025,542
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT (a):
5.00%, 7/01/37	23,910	24,774,825
5.00%, 11/21/45	22,290	23,117,851
5.00%, 7/01/30	3,000	3,113,160
California School Finance Authority, RB, Alta Public Schools Project, Series A (a):
6.50%, 11/01/34	1,015	1,085,614
6.75%, 11/01/45	1,395	1,498,774
California State Public Works Board, Refunding RB, Various Capital Projects:
Series C, 5.00%, 11/01/27	5,000	5,979,450
Series D, 5.00%, 4/01/27	5,000	5,994,100
Series D, 5.00%, 4/01/29	5,725	6,752,924

2	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/31	$5,000	$5,897,700
5.00%, 11/01/32	5,000	5,862,350
California Statewide Communities Development Authority, RB:
5.00%, 2/01/45	10,000	10,347,000
Kaiser Permanente, Series A, 5.00%, 4/01/42	5,055	5,501,559
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41 (a)	4,205	4,378,667
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46 (a)	6,615	6,852,611
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56 (a)	23,620	24,819,660
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44	1,250	1,265,250
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/37	585	589,259
Series A, 6.00%, 5/01/43	3,800	3,818,164
Series B, 6.00%, 5/01/37	265	266,850
Series B, 6.00%, 5/01/43	7,425	7,460,491
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	5,000	5,754,450
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 5/01/46	5,000	5,513,800
City & County of San Francisco Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D (a):
3.00%, 8/01/21	3,825	3,868,758
0.00%, 8/01/43 (e)	20,000	4,176,600
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 9/01/49	1,500	1,573,905

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 7/01/50	$5,200	$7,400,432
City of Los Angeles Department of Airports, RB, AMT, Sub-Series A:
5.00%, 5/15/28	5,000	5,785,550
5.00%, 5/15/32	5,000	5,679,950
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	5,868,050
5.00%, 10/01/32	5,000	5,834,700
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/28	5,000	6,010,950
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 3/01/23	5,185	5,915,670
County of California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp., 5.60%, 6/01/36	8,150	8,294,336
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 7/01/28	5,000	6,122,600
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46	21,800	21,805,450
County of San Diego California Water Authority Financing Corp., Refunding RB, Series B:
5.00%, 5/01/35	5,000	5,792,300
5.00%, 5/01/37	5,000	5,762,000
County of San Francisco California City & Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, 0.00%, 8/01/26 (a)(e)	1,170	686,661
East Side Union High School District, GO, Series E, 5.00%, 8/01/27 (b)	5,000	6,104,250
East Side Union High School District, GO, Refunding, Series B (NPFGC), 5.25%, 2/01/26	5,000	6,085,850

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Eastern Municipal Water District Financing Authority, Refunding RB, Series B:
5.00%, 7/01/32	$5,000	$5,867,100
5.00%, 7/01/33	5,000	5,826,950
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A, 6.00%, 1/15/49	3,770	4,306,320
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Senior, Series A-1, 5.75%, 6/01/47	25,050	25,175,250
Series A (AGM), 5.00%, 6/01/40	5,000	5,529,850
Irvine Ranch Water District, Special Assessment Bonds, Build America Bonds, Series B, 6.62%, 5/01/40	4,900	6,505,093
Long Beach Unified School District, GO:
Series A, 5.00%, 8/01/33	5,515	6,444,167
Series A, 5.00%, 8/01/34	6,335	7,362,664
Series A, 5.00%, 8/01/35	7,225	8,371,318
Series A, 5.00%, 8/01/37	9,200	10,602,724
Series E, 5.00%, 8/01/41	5,240	6,015,887
Series E, 5.00%, 8/01/42	5,925	6,802,315
Merced Union High School District, GO, CAB-Election of 2008, Series C, 0.00%, 8/01/21 (d)(e)	10,000	1,565,700
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B:
5.00%, 11/01/30	5,000	5,854,000
5.00%, 11/01/31	5,000	5,838,750
5.00%, 11/01/32	5,000	5,797,700
Napa Valley Unified School District, GO, Refunding:
Series C, 5.00%, 8/01/41	5,000	5,714,050
Series E, 5.00%, 8/01/44	5,000	5,696,600
Orange County Sanitation District, Refunding RB, Series A, 5.00%, 2/01/34	5,000	5,867,600
Palomar Health, Refunding RB:
5.00%, 11/01/36	1,890	1,983,007
5.00%, 11/01/39	1,770	1,850,004
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 5/01/23	5,890	6,580,956

Municipal Bonds	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, RB, Build America Bonds, Series H, 6.40%, 5/15/31	$6,500	$8,201,635
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 1.24%, 12/01/35 (c)	10,000	8,588,900
San Diego Community College District, GO, Refunding:
5.00%, 8/01/27	5,000	6,140,400
5.00%, 8/01/28	5,000	6,073,400
5.00%, 8/01/29	5,000	6,026,300
San Diego County Water Authority Financing Corp., Refunding RB:
Green Bonds, Series A, 5.00%, 5/01/32	5,000	5,871,150
Green Bonds, Series A, 5.00%, 5/01/33	5,000	5,840,350
Series B, 5.00%, 5/01/38	5,000	5,757,700
San Diego Public Facilities Financing Authority, Refunding RB, Ballpark, 5.00%, 10/15/24	5,000	5,975,700
San Diego Unified School District, GO, Refunding, Series R-5, 5.00%, 7/01/29	5,000	5,978,000
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Green Bonds, Series A, 5.00%, 10/01/30	5,000	5,893,250
Sequoia Union High School District, GO, Refunding, 5.00%, 7/01/27	5,000	6,100,750
State of California, GO, Build America Bonds:
7.30%, 10/01/39	1,775	2,512,246
Various Purposes, 7.60%, 11/01/40	7,125	10,651,376
State of California, GO, Refunding, Various Purposes:
5.00%, 9/01/27	5,000	5,988,050
5.00%, 9/01/28	5,000	5,940,200
5.00%, 9/01/30	5,000	5,874,650
5.00%, 9/01/31	5,000	5,853,500
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/37	5,000	5,548,550

4	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
California (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	$12,735	$12,719,591
5.13%, 6/01/46	7,440	7,356,002
Tuolumne Wind Project Authority, Refunding RB, Series A:
5.00%, 1/01/24	5,305	6,310,297
5.00%, 1/01/25	5,400	6,492,042
5.00%, 1/01/28	5,000	6,016,650
Turlock Irrigation District, Refunding RB, 1st Priority:
5.00%, 1/01/31	5,050	5,900,319
5.00%, 1/01/34	5,000	5,740,850
5.00%, 1/01/35	5,040	5,763,895
5.00%, 1/01/37	5,865	6,670,382
University of California, RB, General:
Series AD, 4.86%, 5/15/12	4,231	4,220,380
Series AQ, 4.77%, 5/15/15	4,800	4,623,984
University of California, Refunding RB, General, Series AI, 5.00%, 5/15/38	5,330	6,043,047
West Basin Municipal Water District California, Refunding RB, Series A:
5.00%, 8/01/31	5,000	5,837,500
5.00%, 8/01/34	5,230	5,995,097
5.00%, 8/01/35	5,495	6,280,455
5.00%, 8/01/36	5,700	6,490,932

		686,773,469
Colorado — 0.9%
Castle Oaks Metropolitan District No. 3, GO:
6.25%, 12/01/44	1,825	1,873,563
5.50%, 12/01/45	2,345	2,268,553
City & County of Denver Colorado, Refunding ARB, Special Facilities, United Airlines Project, Series A, AMT, 5.75%, 10/01/32	5,000	5,077,850
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 11/15/21	5,000	5,702,900
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23 (a)	1,000	1,005,270

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	$145	$153,684
Loveland Classical Schools, 5.00%, 7/01/46 (a)	2,000	1,914,620
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	869,318
5.13%, 11/01/49	765	760,440
University Lab School Project, 5.00%, 12/15/45 (a)	2,500	2,451,200
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 2/01/21	5,000	5,577,100
Catholic Health Initiatives, Series A, 5.25%, 2/01/31	5,000	5,352,250
NCMC, Inc. Project, 5.00%, 5/15/28	5,000	5,829,300
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	3,520	3,613,949

		42,449,997
Connecticut — 1.0%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (a)	8,840	9,221,181
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (a)	8,035	8,362,908
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C (a):
5.75%, 2/01/24	3,320	3,301,142
5.75%, 2/01/25	3,755	3,707,875
6.25%, 2/01/30	4,930	5,213,771
State of Connecticut Health & Educational Facility Authority, RB, Fairfield University Issue, Series Q-1, 5.00%, 7/01/46	5,840	6,425,051
State of Connecticut, Special Tax Revenue, RB, Build America Bonds, 5.74%, 12/01/29	8,540	10,058,412

		46,290,340
Delaware — 0.8%
State of Delaware, GO (b):
5.00%, 3/01/23	6,250	7,412,000
5.00%, 3/01/24	6,250	7,506,875

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Delaware (continued)
State of Delaware, GO (b) (continued):
5.00%, 3/01/26	$6,250	$7,672,625
5.00%, 3/01/27	10,000	12,403,700

		34,995,200
District of Columbia — 1.4%
District of Columbia, Refunding RB, Georgetown University Issue:
5.00%, 4/01/36	5,000	5,673,850
5.00%, 4/01/42	5,000	5,628,350
Metropolitan Washington Airports Authority, ARB, AMT, Series B (AMBAC), 5.00%, 10/01/21	10,000	10,232,600
Metropolitan Washington Airports Authority, Refunding ARB:
AMT, Series A, 5.00%, 10/01/24	5,000	5,865,950
AMT, Series A, 5.00%, 10/01/30	5,000	5,650,750
Dulles Toll Road Revenue, Dulles Metrorail Project, AMT, Series A, 5.00%, 10/01/53	10,000	10,423,100
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35 (e)	10,000	4,510,200
Series A, AMT, 5.00%, 10/01/19	5,000	5,457,800
Metropolitan Washington Airports Authority, Refunding RB, Series A, AMT, 5.00%, 10/01/32	5,000	5,691,650
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	4,015	5,746,750

		64,881,000
Florida — 3.1%
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	400	397,220
5.00%, 11/01/31	500	500,315
5.25%, 11/01/46	3,500	3,460,800
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project (f)(g):
1st Mortgage, Series A, 8.00%, 1/01/34	550	451,005

Municipal Bonds	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project (continued):
1st Mortgage, Series A, 8.25%, 1/01/44	$940	$764,831
1st Mortgage, Series A, 8.25%, 1/01/49	3,010	2,444,722
Series A, 5.75%, 1/01/50	395	358,763
Series B, 0.00%, 1/01/35 (c)(h)	1,390	1,358,183
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	375	369,626
5.00%, 5/01/34	750	730,635
5.13%, 5/01/45	1,030	999,306
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36 (a)	3,500	3,278,660
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,148,940
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 4/01/31	5,000	5,479,900
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.25%, 5/15/49 (a)	1,000	1,142,050
County of Miami-Dade Florida, GO, Refunding, Series A, 5.00%, 7/01/35	5,000	5,725,900
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB:
5.00%, 10/01/25	5,000	6,001,600
5.00%, 10/01/26	5,000	5,928,050
County of Miami-Dade Florida Aviation Revenue, Refunding RB:
AMT, Series A, 5.00%, 10/01/36	5,000	5,454,300
Series B, 2.60%, 10/01/25	4,265	4,068,341
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	6,125	6,677,230
County of Miami-Dade Florida Seaport Department, RB, AMT, Series B, 5.00%, 10/01/22	1,995	2,258,440

6	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Seaport Department, Refunding RB, AMT, Series D, 5.00%, 10/01/22	$1,305	$1,477,325
County of Orange Florida Health Facilities Authority, RB, 1st Mortgage Lutheran Tower Project, 5.50%, 7/01/38	1,000	1,000,040
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/28	5,000	5,433,700
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	1,000	1,183,270
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 5/01/44	2,460	2,453,481
Florida Department of Environmental Protection, Refunding RB, Florida Forever Project, Series A:
5.00%, 7/01/25	5,000	6,023,550
5.00%, 7/01/26	5,000	6,082,050
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	365	367,340
6.00%, 6/15/34	440	443,049
6.13%, 6/15/44	1,685	1,686,281
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 4/01/27	6,155	6,735,232
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.25%, 5/01/25	730	731,467
4.88%, 5/01/35	1,210	1,210,327
4.88%, 5/01/45	2,420	2,387,354
Village of Lakewood Ranch Sector Projects, 4.00%, 5/01/21	1,470	1,478,364
Village of Lakewood Ranch Sector Projects, 4.25%, 5/01/26	1,200	1,186,464

Municipal Bonds	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, Special Assessment Bonds (continued):
Village of Lakewood Ranch Sector Projects, 5.13%, 5/01/46	$6,735	$6,659,097
Live Oak Lake Community Development District, Special Assessment Bonds:
4.50%, 5/01/36	2,500	2,233,150
4.63%, 5/01/47	5,000	4,341,800
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,474,500
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 5/01/37	1,870	1,917,573
State of Florida Department of Transportation, RB, 5.00%, 7/01/36	5,000	5,607,150
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (f)(g)	150	104,978
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,030	2,006,899
Tolomato Community Development District, Refunding, Special Assessment:
Convertible CAB, Bonds, Series A2, 0.00%, 5/01/39 (h)	150	120,091
Convertible CAB, Bonds, Series A3, 0.00%, 5/01/40 (h)	360	213,872
Convertible CAB, Bonds, Series A4, 0.00%, 5/01/40 (h)	190	83,410
Bonds, Series 2, 0.00%, 5/01/40 (h)	490	252,458
Series A, 6.38%, 5/01/17	110	109,773
Tolomato Community Development District:
Bonds, Series 1, 0.00%, 5/01/40 (h)	800	489,240
Bonds, Series 3, 6.61%, 5/01/40 (f)(g)	535	5
Series 1, 6.38%, 5/01/17 (f)(g)	5	4,997
Series 3, 6.38%, 5/01/17 (f)(g)	425	4

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 5/01/35	$2,355	$2,309,996
5.63%, 5/01/45	3,750	3,648,975
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36 (a)	1,500	1,577,640
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	2,665	2,791,321

		139,825,040
Georgia — 1.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A:
5.00%, 2/15/30	5,000	5,701,900
5.00%, 2/15/35	5,000	5,568,400
5.00%, 2/15/42	5,000	5,515,600
5.00%, 2/15/45	5,000	5,502,450
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 7/01/30	5,000	5,912,050
State of Georgia, GO, Refunding:
Series C-1, 5.00%, 1/01/24	5,000	5,989,900
, 5.00%, 12/01/24	5,000	6,072,450
, 5.00%, 12/01/28	5,000	6,107,750
Series F, 5.00%, 1/01/26	5,000	6,128,200
State of Georgia, GO, Series E:
Series A, Tranche 2, 5.00%, 2/01/27	8,555	10,419,819
Series A-1, 5.00%, 2/01/26	5,000	6,134,800

		69,053,319
Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	365	387,433
Hawaii — 0.1%
State of Hawaii, GO, Series FG, 5.00%, 10/01/30	5,000	5,933,450
Idaho — 0.2%
County of Nez Perce Idaho, Refunding RB, 2.75%, 10/01/24	7,925	7,494,039
Illinois — 2.4%
Chicago Transit Authority, RB, Second Line Sales Tax Receipts:
5.00%, 12/01/46	5,000	5,304,900

Municipal Bonds	Par (000)	Value
Illinois (continued)
Chicago Transit Authority, RB, Second Line Sales Tax Receipts (continued):
5.00%, 12/01/51	$5,000	$5,296,700
City of Chicago Illinois, GO, Refunding:
Series A, 6.00%, 1/01/38	11,020	11,349,057
Series A, 5.00%, 1/01/35	5,000	4,766,900
Series C, 5.00%, 1/01/40	5,000	4,701,450
City of Chicago Illinois, GO, Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	1,100	1,007,743
Illinois Finance Authority, RB, Clean Water Initiative Revenue:
5.00%, 7/01/24	5,000	5,938,650
5.00%, 1/01/27	5,000	5,899,000
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	1,000	1,038,410
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,500	2,579,400
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,656,750
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	5,726,600
Presence Health Network, Series C, 5.00%, 2/15/23	5,000	5,417,700
Presence Health Network, Series C, 5.00%, 2/15/25	5,000	5,380,450
Presence Health Network, Series C, 5.00%, 2/15/26	5,000	5,378,350
Northern Illinois Municipal Power Agency, Refunding RB, Series A:
5.00%, 12/01/21	5,000	5,625,350
5.00%, 12/01/27	5,000	5,774,700
5.00%, 12/01/30	5,000	5,669,400
5.00%, 12/01/41	5,000	5,476,550
Railsplitter Tobacco Settlement Authority, RB, 6.25%, 6/01/24	3,000	3,000,870
State of Illinois, GO:
5.00%, 2/01/22	5,000	5,299,050

8	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
Series A, 5.00%, 4/01/22	$5,000	$5,303,250

		111,591,230
Indiana — 0.2%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,171,140
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	675	748,143
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.25%, 1/01/51	5,000	5,308,200
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,140,283

		11,367,766
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	10,565	10,578,418
5.50%, 12/01/22	2,500	2,514,350
5.25%, 12/01/25	11,350	11,416,965
5.88%, 12/01/26 (a)	9,080	9,187,417
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, 3.38%, 12/01/25	5,000	4,987,600
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	2,580	2,580,077
Series C, 5.50%, 6/01/42	2,000	1,959,440
Series C, 5.63%, 6/01/46	4,960	4,959,603

		48,183,870
Louisiana — 0.1%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (a)	5,920	5,920,059

Municipal Bonds	Par (000)	Value
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 7/01/39	$5,000	$5,378,350
Maryland — 1.9%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	600	596,172
5.25%, 7/01/44	1,220	1,206,458
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,850	3,102,481
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	1,170	1,189,773
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 3/31/24	25,000	27,901,500
5.00%, 9/30/26	10,000	10,977,500
5.00%, 3/31/41	10,000	10,748,300
5.00%, 3/31/46	8,800	9,429,640
5.00%, 3/31/51	10,000	10,625,700
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,140	1,126,879
State of Maryland, GO, First Series, 5.00%, 6/01/24	5,000	6,028,900
State of Maryland, GO, Refunding, State & Local Facilities Loan, Series C, 5.00%, 8/01/19	5,000	5,475,200

		88,408,503
Massachusetts — 2.4%
Commonwealth of Massachusetts, GO, Refunding, Series B, 5.00%, 7/01/34	5,000	5,787,150
Commonwealth of Massachusetts, RB, Accelerated Bridge Program, Series A, 5.00%, 6/15/27	5,000	5,884,600
Massachusetts Development Finance Agency, RB, Emmanuel College Issue, Series B, 3.98%, 10/01/30	3,930	3,797,245
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 7/01/23	5,000	5,800,350

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
Caregroup, Series H-1, 5.00%, 7/01/24	$5,000	$5,846,350
Caregroup, Series H-1, 5.00%, 7/01/25	5,000	5,882,350
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	2,000	2,008,140
Emmanuel College Issue, Series A, 5.00%, 10/01/36	5,000	5,325,150
Emmanuel College Issue, Series A, 5.00%, 10/01/43	10,000	10,585,400
Harvard University, Series A, 5.00%, 7/15/26	5,000	6,169,750
Partners Healthcare System, Series Q, 5.00%, 7/01/47	5,000	5,471,350
UMas Memorial Health Care Obligated Group Issue, Series K, 5.00%, 7/01/38	5,000	5,424,400
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 1/01/24	5,000	5,584,700
Series A, 5.00%, 1/01/22	10,000	11,075,300
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 1/01/27	1,000	1,009,900
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 5/01/37	5,000	5,638,850
Massachusetts Water Resources Authority, Refunding RB, General, Series C, 5.00%, 8/01/35	5,000	5,788,900
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41	10,000	11,102,800

		108,182,685
Michigan — 1.0%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 7/01/23	5,000	5,606,700
Series D (AGM), 1.27%, 7/01/32 (c)	5,000	4,281,450

Municipal Bonds	Par (000)	Value
Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 7/01/33	$5,000	$5,662,050
Michigan Finance Authority, Refunding RB:
Government Loan Program, Series C, 5.00%, 7/01/34	4,000	4,316,440
Government Loan Program, Series C, 5.00%, 7/01/35	4,000	4,301,680
Local Government Loan Program, Series B, 5.00%, 7/01/44	5,000	5,321,650
Student Loan Refunding, AMT, Series 25-A, 5.00%, 11/01/21	4,090	4,531,924
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	11,095	10,916,149
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	2,375	2,391,768

		47,329,811
Minnesota — 1.7%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 7/01/35	665	656,634
5.50%, 7/01/40	750	728,828
5.75%, 7/01/46	1,220	1,198,003
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 7/01/50	2,500	2,565,350
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 7/01/47	3,000	2,824,860
County of Hennepin Minnesota, GO, Refunding, 1st Lien, Series C, 5.00%, 12/01/25	5,260	6,417,095
County of Hennepin Minnesota Sales Tax Revenue, Refunding RB, Ballpark Project, Series A, 5.00%, 12/15/29	5,000	5,869,800
Elk River Minnesota Independent School District No. 728, GO, Refunding, Series C, 5.00%, 2/01/20	5,000	5,548,750
Lakeville Independent School District No. 194, GO, Refunding, School Building, Series A, 5.00%, 2/01/23	5,000	5,888,550

10	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Minnesota (continued)
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Senior, Series A:
5.00%, 1/01/27	$5,000	$6,069,800
5.00%, 1/01/28	5,000	6,011,850
5.00%, 1/01/29	5,000	5,964,050
5.00%, 1/01/30	5,000	5,916,700
5.00%, 1/01/31	5,000	5,893,200
Rosemount-Apple Valley-Eagan Minnesota Independent School District No. 196, GO, Series A:
5.00%, 2/01/20	5,000	5,557,900
5.00%, 2/01/23	5,000	5,913,250
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 9/01/46	1,805	1,814,350
6.00%, 9/01/51	2,710	2,745,880
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury, 5.00%, 12/01/34	1,200	1,203,732

		78,788,582
Missouri — 0.7%
County of Jackson Missouri, Refunding RB, Truman Sports Complex Project:
5.00%, 12/01/20	5,000	5,637,700
5.00%, 12/01/22	5,000	5,803,750
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Center Project, 5.13%, 8/15/45	1,800	1,722,114
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church (a):
5.75%, 11/15/36	8,315	7,970,094
6.00%, 11/15/46	5,970	5,767,319
6.00%, 11/15/51	3,360	3,182,558

		30,083,535
Nebraska — 0.2%
Omaha Public Facilities Corp., RB, Taxable, 4.35%, 2/01/47 (b)	3,000	3,100,740

Municipal Bonds	Par (000)	Value
Nebraska (continued)
University of Nebraska Facilities Corp., RB, UNMC Global Center Project, 5.00%, 12/15/21	$5,790	$6,724,390

		9,825,130
Nevada — 0.5%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 6/01/40	9,095	9,154,390
Clark County School District, GO, Refunding, Series A:
5.00%, 6/15/23	5,000	5,861,250
5.00%, 6/15/24	5,000	5,909,300
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 6/01/23	380	405,909
5.00%, 6/01/24	255	272,021

		21,602,870
New Jersey — 6.2%
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	7,105	7,021,872
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,615,905
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	7,825	8,282,919
Leap Academy Charter School, Series A, 6.00%, 10/01/34	280	278,779
Leap Academy Charter School, Series A, 6.20%, 10/01/44	230	226,697
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	371,711
Series A, 5.00%, 11/01/27	5,000	5,216,200
New Jersey EDA, Refunding RB:
5.00%, 6/15/19	5,000	5,289,400
Series A, 5.00%, 6/15/19	5,000	5,258,750
Series A, 5.00%, 6/15/20	5,000	5,300,850
Series B, 5.00%, 11/01/19	5,000	5,281,700
Series B, 5.00%, 11/01/20	5,000	5,318,900
Series B, 5.00%, 11/01/21	5,000	5,329,400
Series B, 5.00%, 11/01/22	5,000	5,338,000
Series B, 5.00%, 11/01/23	5,000	5,317,100
Series B, 5.00%, 11/01/24	5,000	5,292,800

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	11

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB (continued):
Series B, 5.00%, 11/01/25	$5,000	$5,247,750
Series B, 5.00%, 11/01/26	5,000	5,221,950
Series XX, 5.00%, 6/15/22	5,020	5,351,220
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series G:
2.73%, 7/01/25	5,165	4,925,602
3.12%, 7/01/28	5,000	4,766,000
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	1,010	1,168,600
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, St. Barnabas Health Care:
System, 5.00%, 7/01/25	1,000	1,116,840
5.00%, 7/01/23	1,100	1,249,963
5.00%, 7/01/24	3,100	3,489,329
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,140	5,651,019
5.00%, 12/01/22	5,000	5,538,700
5.00%, 12/01/23	5,000	5,552,950
New Jersey Transportation Trust Fund Authority, RB, Federal Highway Reimbursement Revenue Notes:
Series A, 5.00%, 6/15/19	5,000	5,292,850
Series A, 5.00%, 6/15/20	5,000	5,381,250
Series A, 5.00%, 6/15/21	5,000	5,449,900
Series A, 5.00%, 6/15/22	5,000	5,479,000
Series A, 5.00%, 6/15/23	5,000	5,469,850
Series A, 5.00%, 6/15/27	5,000	5,385,850
Series A, 5.00%, 6/15/28	5,000	5,350,100
Series A-2, 5.00%, 6/15/22	6,500	6,729,580
Series A-2, 5.00%, 6/15/23	7,000	7,229,950
Series A-2, 5.00%, 6/15/30	10,000	10,231,600
New Jersey Transportation Trust Fund Authority, RB, Federal Highway Reimbursement Revenue Notes, Series A-2:
5.00%, 6/15/28	10,000	10,249,600
5.00%, 6/15/31	10,000	10,223,900
New Jersey Transportation Trust Fund Authority, Refunding RB, (NPFGC), 5.25%, 12/15/21	5,000	5,581,300

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State of New Jersey, GO, 5.00%, 6/01/20	$5,000	$5,487,600
State of New Jersey, GO, Refunding, Series T, 5.00%, 6/01/22	5,000	5,617,900
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	6,890	6,975,436
5.00%, 6/01/29	2,840	2,825,118
5.00%, 6/01/41	55,000	52,910,000

		281,891,690
New York — 13.0%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A:
5.00%, 7/15/28	5,000	5,701,800
5.00%, 7/15/30	5,000	5,634,800
5.00%, 7/15/42	22,500	24,550,875
Build NYC Resource Corp., RB, 5.00%, 11/01/39	2,500	2,335,875
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	400	419,696
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	5,000	5,094,050
City of New York New York, GO, Refunding:
Series E, 5.00%, 8/01/24	5,000	5,480,300
Series I, 5.00%, 8/01/25	5,000	5,845,350
City of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1:
5.00%, 7/15/40	5,000	5,603,850
5.00%, 7/15/40	5,000	5,637,250
City of New York New York Water Finance Authority, RB, Water & Sewer System, Series DD, 5.25%, 6/15/47	5,000	5,819,400
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (a)	35,000	36,348,200
5.00%, 6/01/42	28,915	27,271,182
5.00%, 6/01/45	10,630	10,072,350

12	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series C, 5.00%, 6/01/51	$4,125	$4,221,113
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	14,795	12,199,365
County of Nassau New York, GO, Series B, 5.00%, 10/01/19	5,000	5,489,400
County of Nassau New York Tobacco Settlement Corp., Refunding RB:
Asset-Backed, Series A-3, 5.13%, 6/01/46	11,090	10,558,678
Series A1, 6.83%, 6/01/21	2,602	2,556,332
County of Suffolk New York, GO, Series C:
5.00%, 5/01/19	5,000	5,400,650
5.00%, 5/01/20	5,000	5,540,550
5.00%, 5/01/21	5,000	5,653,600
5.00%, 5/01/22	5,000	5,741,050
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,685	6,365,438
County of Westchester New York Industrial Development Agency, RB, White Plains Facilities (ACA), 6.25%, 10/15/27	4,000	3,661,400
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	5,000	5,276,850
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	18,765	18,041,797
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Sub Series B-1, 5.00%, 11/15/36	5,000	5,750,600
Series C-1, 5.00%, 11/15/33	5,760	6,603,955
Refunding RB, Climate Bond Certified, Series E, 5.00%, 11/15/38	5,000	5,590,900
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Fiscal 2017, Sub-Series A-2, 2.28%, 5/01/26	5,650	5,278,060

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/22	$5,000	$5,895,250
New York City Water & Sewer System, Refunding RB, General Resolution, Series AA, 5.00%, 6/15/44	5,000	5,640,300
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project (a):
Class 1, 5.00%, 11/15/44	49,285	51,503,318
Class 2, 5.15%, 11/15/34	240	256,769
Class 2, 5.38%, 11/15/40	570	618,746
Class 3, 7.25%, 11/15/44	1,655	1,951,659
New York State Dormitory Authority, RB:
New York University Hospitals Center, Series A, 5.00%, 7/01/43	5,000	5,594,850
Series A, 5.00%, 3/15/24	5,000	5,995,050
Series A, 5.00%, 3/15/25	5,000	6,060,100
Series A, 5.00%, 3/15/26	5,000	6,122,550
Series B, 5.00%, 3/15/21	5,000	5,721,050
Series B, 5.00%, 3/15/22	5,000	5,827,400
New York State Dormitory Authority, Refunding RB:
General Purpose, Series D, 5.00%, 2/15/24	5,000	5,937,100
General Purpose, Series D, 5.00%, 2/15/25	5,000	5,980,300
General Purpose, Series D, 5.00%, 2/15/27	5,000	6,024,850
St. John’s University, Series A, 5.00%, 7/01/32	5,000	5,638,500
Yeshiva University, 5.00%, 9/01/19 (d)	25	27,332
Yeshiva University, 5.00%, 9/01/38	730	664,585
New York State Housing Finance Agency, RB, Series C (Fannie Mae), 2.75%, 11/01/31	5,000	4,610,400
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 5/01/19	5,000	5,407,400
New York State Urban Development Corp., RB, Series E, 5.00%, 3/15/23	5,000	5,909,650

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	13

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Urban Development Corp., Refunding RB, Personal Income Tax Revenue, Series A, 5.00%, 3/15/26	$5,000	$6,039,750
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/34	10,000	10,827,300
5.00%, 7/01/41	10,000	10,568,300
5.00%, 7/01/46	20,000	20,993,000
5.25%, 1/01/50	10,000	10,621,200
New York Transportation Development Corp., Refunding RB, AMT:
American Airlines, Inc., 5.00%, 8/01/26	21,810	22,927,762
American Airlines, Inc., 5.00%, 8/01/31	34,305	35,710,819
Terminal One Group Association LP, 5.00%, 1/01/19	5,000	5,321,300
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	1,000	1,002,460
Port Authority of New York & New Jersey, ARB, Series 1927d Series, 4.81%, 10/15/65	6,675	7,372,938
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, 180th Series, AMT, 5.00%, 9/01/22	5,000	5,779,600
Consolidated, 193rd Series, AMT, 5.00%, 10/15/19	5,000	5,471,450
Consolidated, 193rd Series, AMT, 5.00%, 10/15/20	5,000	5,604,800
Consolidated,174th Series, 4.46%, 10/01/62	3,860	4,022,931
Port Authority of New York & New Jersey, Refunding RB, AMT:
195th Series, 5.00%, 10/01/25	5,000	5,902,700
Consolidated, Series 186, 5.00%, 10/15/22	5,000	5,791,300
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/25	5,000	6,025,550

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, Refunding RB:
New York University, Series A, 5.00%, 7/01/42	$5,000	$5,589,400
Touro College & University, Series B, 5.75%, 1/01/29	1,700	1,688,338
State of New York Thruway Authority, Refunding RB, 5.00%, 1/01/31	5,000	5,693,950
Town of Oyster Bay New York, GO:
3.75%, 3/31/17	1,550	1,551,783
3.75%, 3/31/17	1,045	1,045,878
Town of Oyster Bay New York, GO, Refunding:
Series C, 4.00%, 6/01/18	5,040	5,116,406
Series D, 3.88%, 6/28/17	2,545	2,552,711
Ulster Tobacco Asset Securitization Corp., RB, CAB, 6.45%, 6/01/40	880	880,000

		595,233,501
North Carolina — 0.8%
County of Wake North Carolina, Refunding RB, Series A, 5.00%, 12/01/28	5,000	6,006,650
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 6/30/54	10,000	10,410,200
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.30%, 1/01/18	555	563,758
4.50%, 1/01/19	520	537,732
4.75%, 1/01/21	270	283,786
5.00%, 1/01/22	290	304,784
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	2,470	2,508,088
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	2,500	2,752,150
Vidant Health, 5.00%, 6/01/33	5,000	5,556,350
Vidant Health, 5.00%, 6/01/45	5,000	5,447,500

14	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
North Carolina (continued)
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 3/01/40 (a)	$2,100	$2,055,774

		36,426,772
Ohio — 2.6%
American Municipal Power, Inc., Refunding RB, Series B:
Build America Bonds, 6.45%, 2/15/44	10,000	12,506,700
Prairie State Energy Campus Project, 0.00%, 2/15/34 (c)(h)	5,000	5,362,300
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.88%, 6/01/47	66,540	64,015,472
6.50%, 6/01/47	2,500	2,481,350
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 7/01/42	7,475	8,602,529
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	5,900	6,363,327
State of Ohio, GO, Series A, 5.00%, 3/15/25	5,000	5,935,100
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 12/31/23	1,295	1,478,942
5.00%, 6/30/22	2,190	2,476,102
5.00%, 6/30/21	1,975	2,209,571
5.00%, 12/31/22	1,550	1,763,760
5.00%, 6/30/23	1,305	1,482,911
State of Ohio Water Development Authority, RB, Water Pollution Control Loan Fund, Series A, 5.00%, 6/01/24	5,000	6,006,400

		120,684,464
Oklahoma — 0.4%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	815	825,636

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 6/01/35 (c)	$17,820	$18,671,974

		19,497,610
Oregon — 2.3%
City of Portland Oregon Sewer System Revenue, Refunding RB, 1st Lien, Series A, 5.00%, 6/15/26	5,000	6,085,850
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	909,677
Port of Portland Oregon Airport Revenue, RB, AMT, Series 24B:
5.00%, 7/01/26	1,000	1,177,920
5.00%, 7/01/27	2,485	2,941,047
5.00%, 7/01/28	1,000	1,168,390
5.00%, 7/01/29	3,000	3,484,380
5.00%, 7/01/30	2,000	2,314,620
5.00%, 7/01/34	4,000	4,534,920
5.00%, 7/01/35	1,000	1,128,370
5.00%, 7/01/36	4,660	5,237,514
5.00%, 7/01/37	2,750	3,085,940
5.00%, 7/01/47	5,000	5,569,650
5.00%, 7/01/47	5,000	5,672,450
State of Oregon, GO:
Article XI-M, Seismic Projects, Series C, 5.00%, 6/01/29	5,000	6,076,800
Article XI-M, Seismic Projects, Series C, 5.00%, 6/01/35	5,000	5,882,000
Article XI-M, Seismic Projects, Series C, 5.00%, 6/01/36	5,000	5,862,700
Article XI-M, Seismic Projects, Series C, 5.00%, 6/01/37	5,000	5,848,250
Article XI-Q, Series D, 5.00%, 5/01/41	5,000	5,796,650
Article XI-Q, State Projects, Series A, 5.00%, 5/01/42	5,000	5,813,900
Refunding Article XI-Q, Series F, 5.00%, 5/01/34	5,000	5,871,150
Refunding Article XI-Q, Series F, 5.00%, 5/01/39	5,000	5,809,750
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 4/01/45	5,000	5,539,250

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	15

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Oregon (continued)
Tri-County Metropolitan Transportation District of Oregon, RB, Capital Grant Receipt, Series A, 5.00%, 10/01/22	$5,090	$5,810,693
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	994,560
5.00%, 11/15/51	730	700,596

		103,317,027
Pennsylvania — 3.4%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	5,000	5,653,800
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 7/01/36	4,045	4,331,184
5.63%, 7/01/42	1,675	1,787,711
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, 5.00%, 10/01/23	5,000	5,837,050
Commonwealth Financing Authority, RB, Series A, 4.14%, 6/01/38	6,905	6,790,929
Commonwealth of Pennsylvania, GO, 2nd Series:
5.00%, 9/15/23	10,000	11,567,200
5.00%, 9/15/25	10,000	11,667,200
5.00%, 9/15/26	10,000	11,713,400
Commonwealth of Pennsylvania, GO, Refunding:
(AGM), 5.00%, 9/15/26	5,000	5,903,700
1st Series, 5.00%, 8/15/24	5,000	5,806,200
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	895	945,836
5.00%, 12/01/23	985	1,035,816
5.00%, 12/01/24	1,035	1,077,559
5.00%, 12/01/25	750	776,843
5.25%, 12/01/45	1,500	1,484,490
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Annes Retirement Community, 5.00%, 4/01/33	1,575	1,591,852

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Montgomery Pennsylvania IDA, RB, New Hampshire School III Properties Project, 6.50%, 10/01/37	$1,950	$1,951,833
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	4,865	4,565,997
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	2,350	2,694,392
Pennsylvania Economic Development Financing Authority, RB:
Build America Bonds, Series B, 6.53%, 6/15/39	5,000	5,967,150
Pennsylvania Bridge Finco LP, 5.00%, 12/31/34	5,000	5,394,300
Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	5,000	5,370,050
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/20	5,000	5,443,200
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/21	5,000	5,528,250
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	5,000	5,566,200
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 6/30/22	4,495	5,021,230
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,250	3,433,885
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	5,000	4,640,650
Philadelphia Authority for Industrial Development, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 9/01/35	5,000	5,508,750
5.00%, 9/01/36	5,000	5,491,250
5.00%, 9/01/42	5,000	5,465,150

16	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 1/01/27	$3,100	$3,299,764

		153,312,821
Puerto Rico — 1.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A:
5.50%, 5/15/39	6,060	6,083,028
5.63%, 5/15/43	20,805	20,832,047
0.00%, 5/15/50 (e)	38,615	3,792,765
Commonwealth of Puerto Rico, Refunding, GO, Refunding, Public Improvement, Series A, 5.50%, 7/01/39 (f)(g)	6,100	4,010,750
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35 (f)(g)	16,450	12,090,750
Commonwealth of Puerto Rico, GO, Series A, 6.00%, 7/01/38 (f)(g)	6,950	4,621,750
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	14,670	11,442,013
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24	2,820	2,289,361
6.00%, 7/01/38	9,770	7,646,881

		72,809,345
Rhode Island — 0.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	5,000	5,219,600
Series B, 4.50%, 6/01/45	5,000	4,813,900

		10,033,500
South Carolina — 1.7%
Horry County South Carolina School District, GO, 5.00%, 3/01/25	5,000	6,049,500
Horry County South Carolina School District, RB, 5.00%, 3/01/21	5,000	5,695,150
Richland County School District No. 2, GO, Refunding, Series A, 5.00%, 2/01/23	5,000	5,900,900
South Carolina Job-EDA, RB, Series A, 5.25%, 8/15/46 (a)	1,130	1,108,892

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, RB:
Santee Cooper, Series F, 5.74%, 1/01/30	$5,000	$5,784,600
Series A, 5.00%, 12/01/49	10,000	10,640,800
Series E, 5.00%, 12/01/48	6,880	7,435,766
South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series D, 5.00%, 12/01/43	10,000	10,809,000
Series A, 5.00%, 12/01/50	10,000	10,740,500
Series B, 5.00%, 12/01/56	5,000	5,354,450
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	5,545	7,283,524

		76,803,082
Tennessee — 0.4%
Country of Metropolitan Government of Nashville & Davidson, RB, Health & Educational Facilities Board, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	5,000	5,513,350
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc.:
5.00%, 4/01/23	1,000	1,121,980
5.00%, 4/01/24	1,000	1,125,530
5.00%, 4/01/25	1,000	1,127,800
5.00%, 4/01/27	1,000	1,133,880
5.00%, 4/01/28	1,000	1,125,220
Tennessee Energy Acquisition Corp., RB, Series C, 5.00%, 2/01/23	5,385	6,040,031

		17,187,791
Texas — 6.8%
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 3/01/44	1,250	1,263,825
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	10,000	10,827,400
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/24	6,930	8,256,956

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	17

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 7/15/35	$7,400	$7,731,816
City of Houston Texas Airport System, Refunding ARB, AMT:
Series C, 5.00%, 7/15/20	15,950	16,628,354
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 7/15/30	1,000	1,097,170
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 7/15/38	3,000	3,306,420
Subordinate Lien, Series A, 5.00%, 7/01/23	5,000	5,640,050
United Airlines, Inc. Terminal E Project, 5.00%, 7/01/29	13,000	13,655,460
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 5.75%, 1/01/28	500	549,660
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	1,160	1,171,403
Texas Children’s Hospital, 5.00%, 10/01/19	5,000	5,477,950
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	2,560	2,638,362
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	5,000	5,286,350
Series C, 5.13%, 11/01/43	5,000	5,391,950
Series H, 5.00%, 11/01/45	10,000	10,694,700
Dallas-Fort Worth International Airport, Refunding ARB, Series D, AMT, 5.00%, 11/01/21	5,000	5,671,550
Decatur Hospital Authority, Refunding RB, 5.25%, 9/01/44	1,880	1,957,437
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31 (a)	10,960	11,490,354

Municipal Bonds	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A (a):
5.00%, 8/15/36	$4,055	$3,911,169
5.00%, 8/15/46	4,055	3,786,519
New Hope Texas Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	1,250	1,263,375
North Central Texas Health Facility Development Corp., Refunding RB, 5.00%, 8/15/32	5,015	5,575,727
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22 (f)(g)	2,570	2,030,300
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien, Series D, 6.25%, 12/15/26	5,000	5,917,500
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/20	5,000	5,511,000
5.00%, 12/15/23	10,000	11,129,700
5.00%, 12/15/24	10,000	11,050,900
5.00%, 12/15/25	10,000	11,000,600
5.00%, 12/15/30	5,000	5,352,250
5.00%, 12/15/31	5,000	5,328,050
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/40	14,575	15,401,257
5.00%, 12/31/45	10,000	10,542,000
5.00%, 12/31/50	5,000	5,241,700
5.00%, 12/31/55	10,000	10,466,900
Texas Transportation Commission State Highway Fund, RB, Series A, 5.00%, 10/01/19	5,000	5,502,900
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 9/01/43	2,000	2,037,920
University of Houston, Refunding RB, Series A:
5.00%, 2/15/27	5,000	5,959,500
5.00%, 2/15/28	5,000	5,915,600
5.00%, 2/15/29	5,000	5,880,750
5.00%, 2/15/30	5,000	5,845,050
5.00%, 2/15/31	5,000	5,814,950
5.00%, 2/15/32	5,000	5,780,800

18	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
University of Houston, Refunding RB, Series A (continued):
5.00%, 2/15/33	$5,000	$5,746,900
5.00%, 2/15/34	5,000	5,721,650
5.00%, 2/15/35	5,000	5,700,650
5.00%, 2/15/36	5,000	5,683,950
5.00%, 2/15/37	5,000	5,671,500
5.00%, 2/15/38	5,205	5,899,659

		309,407,893
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 7/01/37	5,000	5,595,150
Utah State Charter School Finance Authority, RB, Early Light Academy (a):
5.00%, 7/15/34	530	535,221
5.13%, 7/15/49	4,830	4,854,536
Utah Transit Authority, Refunding RB, Series C (AGM), 5.25%, 6/15/25	5,000	6,107,850

		17,092,757
Virginia — 4.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 3/01/36	1,050	1,010,310
5.50%, 3/01/46	6,210	6,000,599
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project (a):
5.15%, 3/01/35	1,000	1,016,260
5.40%, 3/01/45	2,000	2,049,340
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution Revenue:
5.00%, 7/01/46	10,000	10,919,300
5.00%, 7/01/51	10,000	10,845,600
(AGM), 5.00%, 7/01/41	10,000	11,101,800
Commonwealth of Virginia, GO, Refunding, Series B:
5.00%, 6/01/25	5,000	6,093,350
5.00%, 6/01/27	5,000	6,014,500
5.00%, 6/01/28	5,000	5,974,650
County of Arlington Virginia, GO, Refunding, Series B, 5.00%, 8/15/26	5,000	6,175,900
County of Fairfax Virginia, GO, Series A, 5.00%, 10/01/26	6,195	7,663,277

Municipal Bonds	Par (000)	Value
Virginia (continued)
County of Fairfax Virginia Water Authority, Refunding RB (b):
5.00%, 4/01/27	$5,000	$6,220,200
5.00%, 4/01/29	5,000	6,130,500
5.00%, 4/01/41	7,900	9,280,841
5.00%, 4/01/42	7,600	8,921,184
5.00%, 4/01/43	8,710	10,215,872
5.00%, 4/01/44	9,145	10,717,391
5.00%, 4/01/45	9,605	11,238,234
5.00%, 4/01/46	10,080	11,784,427
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 7/01/22	1,155	1,181,172
Residential Care Facility, 5.00%, 7/01/47	1,985	1,985,794
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 6/01/22	625	705,006
5.00%, 6/01/23	420	468,300
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 3/01/23	1,000	1,000,220
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (a):
5.00%, 3/01/35	2,925	2,943,779
5.00%, 3/01/45	3,000	2,989,680
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	467	467,145
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 6/01/46	13,645	10,783,507
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	3,340	3,382,986
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45 (a)	2,215	2,243,507
Virginia Public Building Authority, RB, Series C, AMT, 5.00%, 8/01/36	11,375	12,880,936

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	19

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds	Par (000)	Value
Virginia (continued)
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40 (c)	$5,000	$4,989,200

		195,394,767
Washington — 2.2%
Central Puget Sound Regional Transit Authority, RB, Green Bond, Series S-1, 5.00%, 11/01/41	5,000	5,748,050
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 9/01/32	2,255	2,295,410
Port of Seattle Washington, GO (b):
5.00%, 1/01/33	5,550	6,544,449
5.00%, 1/01/34	5,835	6,847,839
5.00%, 1/01/36	6,450	7,515,733
5.00%, 1/01/37	6,780	7,881,547
5.00%, 1/01/38	7,130	8,281,851
5.00%, 1/01/39	7,495	8,698,922
5.00%, 1/01/42	5,000	5,789,350
State of Washington, GO, Series 2017-A:
5.00%, 8/01/32	5,000	5,833,450
5.00%, 8/01/33	5,000	5,797,750
5.00%, 8/01/34	5,000	5,775,600
5.00%, 8/01/35	5,000	5,753,550
University of Washington, RB, Series A:
5.00%, 1/01/34	1,000	1,130,040
5.00%, 1/01/35	1,000	1,126,150
5.00%, 1/01/36	1,000	1,123,040
Washington Biomedical Research Properties 3.2, RB, Series A:
5.00%, 1/01/32	1,000	1,141,040
5.00%, 1/01/33	1,000	1,134,740
Washington Health Care Facilities Authority, RB, Catholic Healthcare, Series A, 5.00%, 2/01/41	10,000	10,348,600

		98,767,111
West Virginia — 0.5%
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group:
5.00%, 6/01/23	5,000	5,762,950
5.00%, 6/01/24	5,000	5,801,150

Municipal Bonds	Par (000)	Value
West Virginia (continued)
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	$10,770	$10,315,291

		21,879,391
Wisconsin — 1.6%
Public Finance Authority, RB, Bancroft Neurohealth Project, Series A, 5.13%, 6/01/48 (a)	3,500	3,189,025
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	3,175	3,116,866
Celanese Project, Series D, 4.05%, 11/01/30	3,175	3,083,814
National Gypsum Co., AMT, 4.00%, 8/01/35	4,840	4,526,852
State of Wisconsin, GO, Refunding, Series 4, 5.00%, 5/01/25	5,000	6,003,250
State of Wisconsin, GO, Series D, 5.00%, 5/01/19	5,000	5,425,450
State of Wisconsin, Refunding RB:
Clean Water Fund Leveraged Loan Portfolio, Series 1, 5.00%, 6/01/19	7,250	7,887,927
Series B, 5.00%, 5/01/35	5,000	5,697,650
Series B, 5.00%, 5/01/36	5,000	5,680,650
Wisconsin Health & Educational Facilities Authority, RB, Marshfield Clinic, Series B, 5.00%, 2/15/40	10,000	10,468,900
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/35	5,000	5,590,250
Mile Bluff Medical Center, 5.50%, 5/01/34	875	899,448
Mile Bluff Medical Center, 5.75%, 5/01/39	1,060	1,091,259
Thedacare, Inc., 5.00%, 12/15/44	10,000	10,802,700

		73,464,041
Total Municipal Bonds — 88.6%		4,041,831,723

20	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Arizona — 0.5%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 7/01/42	$10,000	$11,152,373
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	11,320,000

		22,472,373
California — 4.6%
California Educational Facilities Authority, 5.00%, 10/01/46	10,000	11,359,273
California Educational Facilities Authority, RB, California Institute of Technology:
5.00%, 11/01/19 (d)	10,000	11,031,480
5.00%, 9/01/45	10,490	11,853,257
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 8/15/43	10,000	10,984,590
Stanford Hospital and Clinics, 5.00%, 8/15/51	10,000	10,921,800
Sutter Health, 5.00%, 8/15/52	10,000	10,794,600
California State Infrastructure Authority, RB, 5.00%, 11/01/41	10,000	11,337,095
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/44	10,000	10,904,183
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,000	11,047,187
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 5/15/35	10,000	11,298,380
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/43	10,000	11,205,400
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	11,290,876

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
California (continued)
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	$8,450	$9,503,775
5.00%, 11/01/43	8,530	9,711,043
Fresno Unified School District, GO, 5.00%, 8/01/44	10,000	11,230,200
Manteca California Unified School District, GO, 5.00%, 8/01/40	10,000	11,296,169
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 8/01/44	10,000	10,966,200
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 8/01/40	10,000	11,116,389
State of California, GO, Various Purposes, 5.00%, 4/01/43	10,000	11,176,500

		209,028,397
Connecticut — 0.2%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	10,977,800
Delaware — 0.3%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	10,000	11,471,967
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,143,500
Florida — 0.8%
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB (AGM), 5.00%, 7/01/42	10,000	11,147,300
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 8/15/54	10,000	11,521,400

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	21

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Florida (continued)
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	$10,000	$11,302,700

		33,971,400
Georgia — 0.5%
City of Atlanta Georgia Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	22,570,580
Illinois — 0.2%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 1/01/36	10,000	11,115,700
Indiana — 0.2%
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	11,011,200
Maryland — 0.5%
City of Baltimore Maryland, RB, Series A, 5.00%, 7/01/43	10,000	11,104,182
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 5/15/43	10,000	10,988,792

		22,092,974
Massachusetts — 0.7%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/01/46	10,000	11,195,300
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 7/01/44	10,000	10,887,478
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/44	10,000	11,158,277

		33,241,055
Michigan — 0.5%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	10,986,000
University of Michigan, Refunding RB, Series A, 5.00%, 4/01/47	10,000	11,551,000

		22,537,000
Minnesota — 0.2%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 1/01/46	10,000	11,052,490

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 1/01/44	$10,000	$10,835,500
Metropolitan St. Louis Sewer District, RB, Series B:
5.00%, 5/01/43	10,000	11,372,900
5.00%, 5/01/45	10,000	11,346,900

		33,555,300
Nevada — 0.3%
Las Vegas Valley Water District, GO, Series B, 5.00%, 6/01/37	10,000	11,161,600
New York — 1.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	10,000	11,054,800
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/39	10,000	11,295,678
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 2/15/39	10,000	11,256,500
New York State Urban Development Corp, Refunding RB, Series A, 5.00%, 3/15/35	10,000	11,384,300
Port Authority of New York & New Jersey, RB, 5.00%, 10/15/41	10,000	11,331,567
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	11,519,200

		67,842,045
North Carolina — 0.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	11,222,676
Oklahoma — 0.3%
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 7/01/45	10,000	11,363,100
Pennsylvania — 1.0%
County of Lancaster Pennsylvania Hospital Authority, RB, 5.00%, 8/15/46	10,000	11,046,700

22	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Pennsylvania (continued)
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	$10,000	$10,913,386
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	20,000	22,758,600

		44,718,686
South Carolina — 0.3%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 1/01/21 (d)	10,000	11,349,700
Tennessee — 0.2%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	11,094,800
Texas — 0.2%
Tarrant Regional Water District, Refunding RB, 5.00%, 3/01/52	10,000	11,013,800
Utah — 0.5%
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 7/01/47	10,000	11,291,700
Utah State Transit Authority Sales Tax, RB, 5.00%, 6/15/38	10,000	11,380,185

		22,671,885
Virginia — 0.5%
Fairfax County IDA, RB, Inova Health Systems Project, Series A, 5.00%, 5/15/44	10,000	11,144,100
University of Virginia, Refunding RB, Series A-2, 5.00%, 4/01/45	10,000	11,450,400

		22,594,500
Washington — 0.7%
State of Washington, 5.00%, 2/01/33	10,000	11,386,000
State of Washington, GO, Series A, 5.00%, 8/01/38	10,000	11,260,194

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	$10,000	$10,880,871

		33,527,065
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	10,000	11,025,200
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 4/01/42	10,000	10,765,980

		21,791,180
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.4%		746,592,773

Investment Companies	Shares
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,681,000
VanEck Vectors High-Yield Municipal Index ETF	300,000	9,117,000
Total Investment Companies — 0.3%		14,798,000
Total Long-Term Investments (Cost — $4,856,499,917) — 106.2%		4,846,434,687

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (j)(k)	237,375,539	237,423,014
Total Short-Term Securities (Cost — $237,405,941) — 5.2%		237,423,014

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	23

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Value
Total Investments (Cost — $5,093,905,858*) — 111.4%	$5,083,857,701
Liabilities in Excess of Other Assets — (1.8)%	(83,848,984)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.6)%	(437,401,059)

Net Assets — 100.0%	$4,562,607,658

*	As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,661,860,476

Gross unrealized appreciation	$78,041,858
Gross unrealized depreciation	(92,689,584)

Net unrealized depreciation	$(14,647,726)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.

(c)	Variable rate security. Rate as of period end.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(k)	During the period ended February 28, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2016	Shares Purchased	Shares Sold	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain (Loss)[2]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	412,556,720	—	(175,181,181)[1]	237,375,539	$237,423,014	$297,066	$148,914	$17,073
iShares National Municipal Bond Fund	—	400,000	(400,000)	—	—	45,866	(212,832)	—
Total					$237,423,014	$342,932	$(63,918)	$17,073

[1] Represents net shares sold.
[2] Includes net capital gain distributions.

(j)	Current yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

24	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(4,533)	5-Year U.S. Treasury Note	June 2017	$533,548,266	$589,208
(11,755)	10-Year U.S. Treasury Note	June 2017	$1,464,415,859	(3,034,546)
(4,758)	Long U.S. Treasury Bond	June 2017	$721,580,438	115,579
(1,666)	Ultra U.S. Treasury Bond	June 2017	$269,527,562	(1,928,153)
Total				$(4,257,912)

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	25

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]
Corporate Bonds	—	$43,212,191	—	$43,212,191
Municipal Bonds	—	746,592,773	—	746,592,773
Investment Companies	$14,798,000	—	—	14,798,000
Short-Term Securities	237,423,014	—	—	237,423,014

Total	$252,221,014	$4,831,636,687	—	$5,083,857,701

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$704,787	—	—	$704,787
Liabilities:
Interest rate contracts	(4,962,699)	—	—	(4,962,699)

Total	$(4,257,912)	—	—	$(4,257,912)

[1]	See above Schedule of Investments for values in each industry, state or political subdivision.
[2]	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

26	BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $436,644,951 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2017, there were no transfers between levels.

BLACKROCK STRATEGIC MUNICIPAL OPPORTUNITIES FUND	FEBRUARY 28, 2017	27

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 19, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 19, 2017